Performance Management - Greenspring Income Opportunities Fund	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Fund since inception and by showing how the Fund’s average annual returns for the one year and since inception periods compared with those of the Bloomberg U.S.
Aggregate Bond Index, which is a broad measure of market performance, and the ICE BofA 1-3 Year BB
US Cash Pay High Yield Index (the Fund’s benchmark). The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.greenspringfunds.com or by calling (833)
574-7469.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Fund since inception and by showing how the Fund’s average annual returns for the one year and since inception periods compared with those of the Bloomberg U.S. Aggregate Bond Index, which is a broad measure of market performance, and the ICE BofA 1-3 Year BB US Cash Pay High Yield Index (the Fund’s benchmark).
Performance Additional Market Index [Text]	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Fund since inception and by showing how the Fund’s average annual returns for the one year and since inception periods compared with those of the Bloomberg U.S. Aggregate Bond Index, which is a broad measure of market performance, and the ICE BofA 1-3 Year BB US Cash Pay High Yield Index (the Fund’s benchmark).
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	During the period of time shown in the bar chart, the highest return for a calendar quarter was 3.47% for the quarter ended December 31, 2023 and the lowest return for a calendar quarter was -3.83% for the quarter ended June 30, 2022.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	3.47%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(3.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(For the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing
“Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.greenspringfunds.com
Performance Availability Phone [Text]	(833) 574-7469